Shareholder Report, Holdings (Details) - Fidelity Education Fund	Feb. 28, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	47.80%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	49.50%
QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	13.40%
QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
QDAMember
Holdings [Line Items]
Percent of Net Asset Value	20.90%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
United States
Holdings [Line Items]
Percent of Net Asset Value	89.80%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
France
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	47.80%
AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	35.10%
AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	11.60%
AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%